Condensed Statements of Cash Flows (Unaudited) - USD ($)	4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (1,744,522)	$ (1,042,697)	$ 1,245,158
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized gain from securities held in Trust Account	9,495		(21,508)
Realized gain from securities held in Trust Account			(21,508)
Change in fair value of warrant liability	1,462,306	(1,432,423)	(2,204,598)
Interest earned on securities held in trust account	(17)	(147,108)
Initial fair value of forward purchase option reported as operating expense		781,070
Change in fair value of warrant and forward purchase option derivative liabilities	1,462,306	(1,417,551)
Offering costs allocated to warrants	261,838		261,838
Changes in operating assets and liabilities:
Prepaid insurance	(350,000)	87,500	(262,500)
Deferred operating cost		(201,405)
Prepaid expenses		(22,501)	(7,499)
Income tax payable		13,526
Franchise tax payable		(68,767)	168,767
Accrued expense	360,795	1,767,234	271,792
Net cash used in operating activities	(105)	(250,699)	(548,550)
Cash flows from investing activities:
Investment of cash in Trust Account	(117,300,000)	(1,150,000)	(117,300,000)
Cash transferred from Trust Account		168,617
Net cash used in investing activities	(117,300,000)	(981,383)	(117,300,000)
Cash flows from financing activities:
Proceeds from issuance of Class B common stock to sponsor	25,000		25,000
Proceeds from sale of Units, net of underwriting discount paid	113,275,000		113,275,000
Payment of related party promissory note			(92,737)
Proceeds from sale of Private units	5,281,750		5,281,750
Proceeds from related party promissory note		1,150,000	92,737
Payment of offering costs	(342,840)		(478,677)
Net cash provided by financing activities	118,238,910	1,150,000	118,103,073
Net change in cash	938,805	(82,082)	254,523
Cash at beginning of period		254,523
Cash at end of period	938,805	172,441	254,523
Supplemental disclosure of non-cash financing activities:
Accrued deferred offering costs		176,405
Deferred underwriting fee payable			4,025,000
Initial classification of warrant liabilities	5,031,474		5,031,474
Offering costs charged to additional paid-in capital included in accrued expense	78,100		$ 35,000
Offering costs charged to additional paid in capital paid by promissory note-related party	$ 92,737